Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$50,250,843.26	0.1882054	$27,170,750.76	0.1017631	$23,080,092.51
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$687,550,843.26	0.5869981	$664,470,750.76	0.5672934	$23,080,092.51

Weighted Avg. Coupon (WAC)	4.56%		4.56%
Weighted Avg. Remaining Maturity (WARM)	47.28		46.36
Pool Receivables Balance	$817,643,930.94		$789,741,752.18
Remaining Number of Receivables	59,074		57,853

Adjusted Pool Balance	$796,516,467.59		$769,522,207.35

III. COLLECTIONS

Principal:
Principal Collections	$27,013,541.87
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$603,152.27
Total Principal Collections	$27,616,694.14

Interest:
Interest Collections	$3,116,882.43
Late Fees & Other Charges	$51,815.90
Interest on Repurchase Principal	$-
Total Interest Collections	$3,168,698.33

Collection Account Interest	$2,219.60
Reserve Account Interest	$553.31
Servicer Advances	$-

Total Collections	$30,788,165.38

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$30,788,165.38
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$30,788,165.38
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$681,369.94		$681,369.94	$681,369.94
Collection Account Interest					$2,219.60
Late Fees & Other Charges					$51,815.90
Total due to Servicer					$735,405.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$23,869.15		$23,869.15
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$659,084.99		$659,084.99	$659,084.99

Available Funds Remaining:					$29,393,674.95

3. Principal Distribution Amount:					$23,080,092.51

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,080,092.51
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		23,080,092.51		$23,080,092.51
Total Noteholders Principal				$23,080,092.51

4. Available Amounts Remaining to reserve account					6,313,582.44

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					6,313,582.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,127,463.35
Beginning Period Amount	$21,127,463.35
Current Period Amortization	$907,918.52
Ending Period Required Amount	$20,219,544.83
Ending Period Amount	$20,219,544.83
Next Distribution Date Required Amount	$19,332,082.89

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$6,313,582.44
Current Period Release to Depositor	$6,313,582.44
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$108,965,624.33	$105,051,456.59	$105,051,456.59
Overcollateralization as a % of Adjusted Pool		13.68%	13.65%	13.65%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.59%	57,037	98.57%	$778,422,219.54
30 - 60 Days	1.11%	641	1.14%	$8,964,355.18
61 - 90 Days	0.24%	141	0.24%	$1,884,810.49
91 + Days	0.06%	34	0.06%	$470,366.97
		57,853		$789,741,752.18
Total
Delinquent Receivables 61 + days past due	0.30%	175	0.30%	$2,355,177.46
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	174	0.27%	$2,233,857.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	167	0.25%	$2,117,519.43
Three-Month Average Delinquency Ratio	0.29%		0.27%

Repossession in Current Period		42		$651,147.99
Repossession Inventory		61		$525,418.95

Charge-Offs
Gross Principal of Charge-Off for Current Period				$888,636.89
Recoveries				$(603,152.27)
Net Charge-offs for Current Period				$285,484.62

Beginning Pool Balance for Current Period				$817,643,930.94

Net Loss Ratio				0.42%
Net Loss Ratio for 1st Preceding Collection Period				0.42%
Net Loss Ratio for 2nd Preceding Collection Period				0.68%
Three-Month Average Net Loss Ratio for Current Period				0.51%

Cumulative Net Losses for All Periods				$5,306,118.55
Cumulative Net Losses as a % of Initial Pool Balance				0.40%

Principal Balance of Extensions				$3,804,217.12
Number of Extensions				234

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